CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement Consolidated Statements Of Operations [Abstract]
Net sales	$ 806,000	$ 299,000	$ 1,296,613	$ 1,388,899	$ 1,474,612
Costs and expenses:
Cost of products sold - (exclusive of depreciation, amortization, and depletion)	728,000	302,000	1,176,002	1,179,085	1,272,630
Depreciation, amortization, and depletion	57,000	26,000	90,897	104,730	118,178
Selling, general, and administrative expenses	55,000	18,000	69,945	73,777	74,364
Restructuring charges	22,000		134,486	1,378	102,404
Total operating expenses	862,000	346,000	1,471,330	1,358,970	1,567,576
Other operating income			0	(3,971)	(60,594)
Operating (loss) income	(56,000)	(47,000)	(174,717)	33,900	(32,370)
Interest income			(1,517)	(1,539)	(1,523)
Interest expense	66,000	34,000	143,846	138,626	127,943
Other loss, net	0	10,000	38,898	7,965	7,380
Net loss	$ (122,000)	$ (91,000)	$ (355,944)	$ (111,152)	$ (166,170)